Share Capital and Share Premium Account - Additional Information (Detail)	Dec. 31, 2017 shares
Employee share ownership plan [member]
Disclosure Of Classes Of Share Capital And Share Premium [Line Items]
Share capital issued	66,696,677
Treasury shares [member]
Disclosure Of Classes Of Share Capital And Share Premium [Line Items]
Share capital issued	414,605,950
Free issue [member]
Disclosure Of Classes Of Share Capital And Share Premium [Line Items]
Share capital issued	4,891,251,193